Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Information By Segment

	Year Ended December 31, 2010
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$631,872	$22,051	$139,676	$—	$793,599
Product sales revenues	759,062	214	3,814	—	763,090
Affiliate management fee revenue	—	758	—	—	758
Total revenues	1,390,934	23,023	143,490	—	1,557,447
Operating expenses	232,565	238	52,418	(3,009)	282,212
Product purchases	667,079	—	1,506	—	668,585
Equity earnings	—	(5,732)	—	—	(5,732)
Operating margin	491,290	28,517	89,566	3,009	612,382
Depreciation and amortization expense	77,170	3,444	25,045	3,009	108,668
G&A expenses	76,955	1,491	16,870	—	95,316
Operating profit (loss)	$337,165	$23,582	$47,651	$—	$408,398
Additions to long-lived assets	$242,523	$221,779	$45,183		$509,485

	As of December 31, 2010
Segment assets	$2,658,986	$406,344	$619,974		$3,685,304
Corporate assets					32,596
Total assets					$3,717,900
Goodwill	$38,369	$12,082	2,809		$53,260
Investments in non-controlled entities	$—	$22,934	794		$23,728

	Year Ended December 31, 2011
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$680,235	$61,205	$151,929	$—	$893,369
Product sales revenues	848,902	591	5,035	—	854,528
Affiliate management fee revenue	—	770	—	—	770
Total revenues	1,529,137	62,566	156,964	—	1,748,667
Operating expenses	250,794	(4,898)	63,438	(2,919)	306,415
Product purchases	704,313	—	1,957	—	706,270
Equity earnings	—	(6,761)	(2)	—	(6,763)
Operating margin	574,030	74,225	91,571	2,919	742,745
Depreciation and amortization expense	81,876	10,303	26,081	2,919	121,179
G&A expenses	80,746	1,773	16,150	—	98,669
Operating profit	$411,408	$62,149	$49,340	$—	$522,897
Additions to long-lived assets	$130,645	$45,124	$38,125		$213,894

	As of December 31, 2011
Segment assets	$2,736,522	$432,073	$638,451		$3,807,046
Corporate assets					237,955
Total assets					$4,045,001
Goodwill	$38,369	$12,082	$2,809		$53,260
Investments in non-controlled entities	$—	$24,936	$10,658		$35,594

	Year Ended December 31, 2012
	Refined Products	Crude Oil	Marine Storage	Intersegment Eliminations	Total
	(in thousands)
Transportation and terminals revenues	$723,835	$92,288	$154,621	$—	$970,744
Product sales revenues	790,116	—	9,266	—	799,382
Affiliate management fee revenue	—	1,734	214	—	1,948
Total revenues	1,513,951	94,022	164,101	—	1,772,074
Operating expenses	267,694	5,229	58,486	(2,955)	328,454
Product purchases	653,429	—	3,679	—	657,108
Equity earnings	—	(2,574)	(387)	—	(2,961)
Operating margin	592,828	91,367	102,323	2,955	789,473
Depreciation and amortization expense	86,218	12,228	26,611	2,955	128,012
G&A expenses	87,309	5,420	16,674	—	109,403
Operating profit	$419,301	$73,719	$59,038	$—	$552,058
Additions to long-lived assets	$127,744	$166,960	$56,485		$351,189

	As of December 31, 2012
Segment assets	$2,530,770	$875,005	$656,855		$4,062,630
Corporate assets					357,437
Total assets					$4,420,067
Goodwill	$38,369	$12,082	$2,809		$53,260
Investments in non-controlled entities	$—	$91,629	$15,727		$107,356